Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Mar. 01, 2017 shares	Dec. 31, 2020 CNY (¥) Segment Supplier shares	Dec. 31, 2020 USD ($) Segment Supplier shares	Dec. 31, 2019 CNY (¥) Supplier shares	Dec. 31, 2019 USD ($) Supplier shares	Dec. 31, 2018 CNY (¥) Supplier	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 20, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate		6.5250					6.5250
Derivative assets		¥ 100,000		¥ 0			$ 15,000
Finite lived intangible asset residual value		0
Revenue Recognized				34,449,000	$ 5,280,000
Unsatisfied performance obligation		31,951,000					4,897,000
Non cash impairment loss on long term investments		39,181,000	$ 6,005,000
Cumulative effect of adoption of ASC 606 (Note 2)		(678,434,000)		(453,359,000)			(103,975,000)
Cost-method Investments, Other than Temporary Impairment		38,739,000	5,937,000	0		¥ 0
Non Cash Impairment Loss On Long Term Investments		4,500,000	690,000
Impairment of long-lived assets other than goodwill		¥ 10,952,000	$ 1,678,000	0		0
Value added tax percentage		6.00%	6.00%
Share repurchased cash consideration				37,559,000		3,165,000
Research and development cost, capitalized		¥ 0
Advertising expenses		¥ 9,789,000	$ 1,500,000	17,311,000		6,697,000
Profit sharing program, recognized period		5 years	5 years
Capital leases		¥ 0
Employee defined contribution plan expense incurred		¥ 10,556,000	$ 1,618,000	20,724,000		17,097,000
Concentration risk, percentage		71.00%	71.00%
Depreciation of the US$ against RMB, percent		6.27%	6.27%
Number of reportable segment | Segment		1	1
Revenues		¥ 471,614,000	$ 72,278,000	¥ 906,458,000		¥ 714,141,000
short-term investment		¥ 80,000,000					12,261,000
Product Concentration Risk | Suppliers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		50.00%	50.00%	57.70%	57.70%	50.90%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers | Supplier		3	3	3	3	3
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 322,183,000		¥ 302,236,000			49,377,000
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 114,147,000					$ 17,494,000	$ 18,578,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenues | $			$ 1,070,000,000.00
American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares				920,606	920,606
Share repurchased cash consideration | $					$ 5,910,000
American Depositary Shares | Maximum
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $									$ 10,000,000
Class A Common Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	613,737	613,737	613,737	613,737	613,737
Impact on Adoption of New Revenue Guidance
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of adoption of ASC 606 (Note 2)				¥ 4,605,000